COMMITMENTS (Detail Textuals 5) (Omagine LLC Shareholder Agreement)	0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended
	Jun. 09, 2011 New Investors USD ($)	Jun. 09, 2011 New Investors OMR	May 31, 2011 New Investors USD ($)	May 31, 2011 New Investors OMR	Jun. 09, 2011 Omagine LLC USD ($)	Jun. 09, 2011 Omagine LLC OMR	May 31, 2011 Omagine LLC USD ($)	May 31, 2011 Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions			$ 156,000	60,000			$ 19,500	7,500
Additional cash capital contributions	$ 69,233,125	26,628,125			$ 546,000	210,000
Percentage of share ownership							40.00%	40.00%